Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity
37. Equity
Class A Common Stock
As of December 31, 2022, there were 67,681,856 shares of Class A Common Stock issued, consisting of 63,423,356 shares issued and outstanding and 4,258,500 unvested shares that are subject to vesting and forfeiture. The 4,258,500 unvested shares of Class A Common Stock relate to the Sponsor Earnout, which is further discussed in Note 36 - Sponsor Earnout. The 4,258,500 unvested shares of Class A Common Stock are not entitled to receive any dividends or other distributions, do not have any other economic rights until such shares are vested, and will not be entitled to receive back dividends or other distributions or any other form of economic “catch-up” if, and when, they become vested. The holders of the 63,423,356 issued and outstanding shares of Class A Common Stock represent the controlling interest of the Company.
Pursuant to the A&R MLTIP, certain equity holders of FoA and FoA Equity are obligated to deliver a number of shares of Class A Common Stock and Class A LLC Units for restricted stock unit awards granted by the Company. During the Successor year ended December 31, 2022 and nine months ended December 31, 2021, in connection with FoA’s settlement of restricted stock units into shares of Class A Common Stock and pursuant to the A&R MLTIP, these equity holders delivered 1,373,080 and 3,391,635 shares, respectively, of Class A Common Stock and 3,749,057 and 829,222 Class A LLC Units, respectively, to the Company in satisfaction of such settlement. No settlement of restricted stock awards occurred during the Predecessor three months ended March 31, 2021 or for the year ended December 31, 2020. This delivery of shares of Class A Common Stock and Class A LLC Units to the Company offset the gross award of RSUs settled. During the Successor year ended December 31, 2022 and nine months ended December 31, 2021, the Company elected to retire 2,046,062 and 1,788,447 shares, respectively, offsetting RSUs withheld to fund employee payroll taxes and instead funded those taxes with operating cash. No shares were retired for this purpose during the Predecessor three months ended March 31, 2021 or year ended December 31, 2020. The future settlement of the Replacement RSUs and Earnout Rights outstanding as of December 31, 2022 (see Note 25 - Equity-Based Compensation) will also be funded by the delivery of Class A Common Stock and Class A LLC Units from certain equity holders of FoA and FoA Equity pursuant to the A&R MLTIP.
Pursuant to the Exchange Agreement, the Continuing Unitholders may elect to exchange their Class A LLC Units for shares of Class A Common Stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications. During the Successor year ended December 31, 2022 and nine months ended December 31, 2021, in connection with FoA’s settlement of the exchange of Class A LLC Units for shares of Class A Common Stock and pursuant to the Exchange Agreement, certain equity holders delivered 491,509 and 1,795,197 Class A LLC Units, respectively, to the Company in exchange for the same number of shares of Class A Common Stock, respectively, in satisfaction of such settlement. There were no exchanges of Class A LLC Units for shares of Class A Common Stock during the Predecessor three months ended March 31, 2021 or year ended December 31, 2020.
Class B Common Stock
As of December 31, 2022, there are 14 shares of Class B Common Stock outstanding, all holders of which are Class A LLC Unit holders. The Class B Common Stock, par value $0.0001 per share, has no economic rights but entitles each holder of at least one such share (regardless of the number of shares so held) to a number of votes that is equal to the aggregate number of Class A LLC Units held by such holder on all matters on which Class A common stock holders are entitled to vote. In December 2022, The Mortgage Opportunity Group, LLC transferred its one share of Class B Common Stock to Libman Family Holdings, LLC, which was subsequently retired.
Class A LLC Units
In connection with the Business Combination, the Company, FoA Equity, and the Continuing Unitholders entered into an Exchange Agreement. The Exchange Agreement sets forth the terms and conditions upon which holders of Class A LLC Units may exchange their Class A LLC Units for shares of Class A Common Stock on a one-for-one basis, subject to customary conversion rate adjustments for stock splits, stock dividends, and reclassifications. The Continuing Unitholders' ownership of Class A LLC Units represents the noncontrolling interest of the Company, which is accounted for as permanent equity in the Consolidated Statements of Financial Condition. As of December 31, 2022, there were 187,876,657 Class A LLC Units outstanding. Of the 187,876,657 Class A LLC Units outstanding, 63,423,356 are held by the Class A Common Stock shareholders and 124,453,301 are held by the noncontrolling interest of the Company.